Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Number of Stock Options outstanding, beginning balance	[1]	19,444,178
Number of Stock Options Granted	[1]	4,909,367
Number of Stock Options Exercised	[1]	(923,200)
Number of Stock Options Forfeited, canceled, or expired	[1]	(2,166,498)
Number of Stock Options outstanding, ending balance	[1]	21,263,847	19,444,178
Number of Stock Options Vested and expected to vest	[1]	21,263,847
Number of Stock Options Exercisable	[1]	12,651,086
Weighted- Average Exercise Price beginning balance		$ 1.78
Weighted- Average Exercise Price, Granted		4.88
Weighted- Average Exercise Price, Exercised		1.40
Weighted- Average Exercise Price, Forfeited, canceled, or expired		2.96
Weighted- Average Exercise Price, ending balance		2.40	$ 1.78
Weighted- Average Exercise Price, Vested and expected to vest		2.40
Weighted- Average Exercise Price, Exercisable		$ 1.91
Weighted- Average Remaining Contractual Term (in years)		7 years 2 months 12 days	7 years 10 months 24 days
Vested and expected to vest weighted- average remaining contractual term (in years)		7 years 2 months 12 days
Exercisable weighted- average remaining contractual term (in years)		6 years 3 months 18 days

[1]	These amounts have been adjusted to correctly present the prior period activity and options outstanding at December 31, 2020.